Long-Term Debt and Financial Liabilities, Secured Credit Facilities (Details)	1 Months Ended		6 Months Ended
	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($) Installment	Jun. 30, 2019 USD ($) Vessel	Apr. 01, 2020	Mar. 31, 2020	Dec. 31, 2018 USD ($)
Secured Credit Facilities [Abstract]
Percentage of net income limit for declaring dividends			50.00%
Term to meet consolidated installment and debt interest payments			18 months
Net book value			$ 238,716,000			$ 244,332,000
Vessels Subject to Mortgages [Member]
Secured Credit Facilities [Abstract]
Number of vessels secured by first and second priority mortgages | Vessel			8
Net book value			$ 183,193,000
Bareboat Chartered Vessels [Member]
Secured Credit Facilities [Abstract]
Net book value			$ 54,646,000
Number of vessels serving as collateral for bareboat lease agreements | Vessel			2
Leader and Squire Alpha Bank Loan Facilities [Member]
Secured Credit Facilities [Abstract]
Installment payments deferred		$ 1,102,000
New Loan Facility with Amsterdam Trade Bank N.V. [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			4.65%
Tranche A [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment		16
Frequency of periodic payment		Quarterly
Installment payment		$ 200,000
Balloon payment		$ 13,190,000
Tranche B [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment		12
Frequency of periodic payment		Quarterly
Installment payment		$ 187,500
Tranche C [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment		12
Frequency of periodic payment		Quarterly
Installment payment		$ 187,500
Amended and Restated UniCredit Loan Facility [Member]
Secured Credit Facilities [Abstract]
Installment payments deferred	$ 2,208,000
HCOB Loan Facility [Member] | Maximum [Member] | Plan [Member]
Secured Credit Facilities [Abstract]
Leverage ratio				0.75	0.85
EBITDA to net interest expense ratio				2	1
New ATB Loan Facility [Member] | Maximum [Member] | Plan [Member]
Secured Credit Facilities [Abstract]
Leverage ratio				0.75	0.85
EBITDA to net interest expense ratio				2	1